Net interest income	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net interest income	Net interest income

Accounting for interest income and expenses
Interest income on loans and advances at amortised cost and financial assets at fair value through other comprehensive income, and interest expense on financial liabilities held at amortised cost, are calculated using the effective interest method which allocates interest, and direct and incremental fees and costs, over the expected lives of the assets and liabilities.
The effective interest method requires the Barclays Bank Group to estimate future cash flows, in some cases based on its experience of customers’
behaviour, considering all contractual terms of the financial instrument, as well as the expected lives of the assets and liabilities.
The Barclays Bank Group incurs certain costs to originate credit card balances with the most significant being co-brand partner fees. To the extent these costs are attributed to customers that continuously carry an outstanding balance (revolvers) and incremental to the origination of credit card balances, they are capitalised and subsequently included within the calculation of the effective interest rate. They are amortised to interest income over the period of expected repayment of the originated balance. Costs attributed to customers that settle their outstanding balances each period
(transactors) are deferred on the balance sheet as a cost of obtaining a contract and amortised to fee and commission expense over the life of the customer relationship (refer to Note 4). There are no other individual estimates involved in the calculation of effective interest rates that are material to the results or financial position.

	2023	2022	2021
	£m	£m	£m
Cash and balances at central banks	8,384	2,097	128
Debt securities at amortised cost	1,819	1,035	148
Loans and advances at amortised cost	7,854	6,419	4,117
Fair value through other comprehensive income	3,808	1,493	380
Negative interest on liabilities	46	208	248
Other [a]	2,350	527	651
Interest and similar income	24,261	11,779	5,672
Deposits at amortised cost	(8,741)	(3,104)	(331)
Debt securities in issue	(3,030)	(1,473)	(413)
Subordinated liabilities	(2,697)	(966)	(934)
Negative interest on assets	(7)	(208)	(374)
Other [b]	(3,133)	(630)	(547)
Interest and similar expense	(17,608)	(6,381)	(2,599)
Net interest income	6,653	5,398	3,073
Notes
aOther interest and similar income includes interest income from cash collateral and reverse repurchase agreements and other similar secured lending at amortised cost.
bOther interest and similar expense includes interest expense from cash collateral and repurchase agreements and other similar secured borrowing at amortised cost.
Interest and similar income presented above represents interest revenue calculated using the effective interest method. Costs to originate credit card balances of £885m (2022: £747m; 2021: £623m) have been amortised to interest and similar income during the year.